Goodwill and intangible assets - Schedule of Reconciliation of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 189,210
Intangible assets and goodwill at end of period	197,762	$ 189,210
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	329,811	314,788
Additions and amortization charge for the period	20,410	13,559
Transfers	0
Net exchange differences	(11,858)	1,464
Intangible assets and goodwill at end of period	338,363	329,811
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(140,601)	(139,671)
Additions and amortization charge for the period	0	(930)
Intangible assets and goodwill at end of period	(140,601)	(140,601)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,149
Intangible assets and goodwill at end of period	19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,251	132,251
Additions and amortization charge for the period	0	0
Transfers	0
Net exchange differences	0	0
Intangible assets and goodwill at end of period	132,251	132,251
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	160,973
Intangible assets and goodwill at end of period	178,613	160,973
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	160,973	146,031
Additions and amortization charge for the period	20,410	13,559
Transfers	9,088
Net exchange differences	(11,858)	1,383
Intangible assets and goodwill at end of period	178,613	160,973
Fund management contracts (indefinite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	0	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,088
Intangible assets and goodwill at end of period	0	9,088
Fund management contracts (finite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	36,587	36,506
Additions and amortization charge for the period	0	0
Transfers	(9,088)
Net exchange differences	0	81
Intangible assets and goodwill at end of period	27,499	36,587
Fund management contracts (finite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(27,499)	(26,569)
Additions and amortization charge for the period	0	(930)
Intangible assets and goodwill at end of period	$ (27,499)	$ (27,499)